Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
Taxes calculated on the Company's earnings differs from the theoretical amount that would arise using the weighted average tax rate applicable to earnings of the Company as follows (in thousands $):

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Income before income taxes	69,006	50,291

Tax calculated at domestic tax rates applicable to profits in the respective countries	18,466	13,408
Tax effects of:
Non-deductible stock-based compensation	676	71
Non-taxable capital (gains) and losses	(279)	(3,377)
Adjustments in respect to previous years	578	(716)
Temporary differences not currently utilized and (not benefited previously)	(68)	(981)
Rate differences and other	339	87
Tax provision	19,712	8,492

Disclosure Of Major Components Of Income Tax Expense
The major components of income tax expense are as follows (in thousands $):

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Current income tax expense
Based on taxable income of the current period	17,134	8,060
Adjustments in respect to previous years	607	(570)
Total current income tax expense	17,741	7,490

Deferred income tax expense (recovery)
Origination and reversal of temporary differences	2,000	1,148
Adjustments in respect to previous years	(29)	(146)
Total deferred income tax expense (recovery)	1,971	1,002
Income tax expense reported in the consolidated statements of operations	19,712	8,492

Movement in Significant Components of Company's Deferred Income Tax Assets and Liabilities	The movement in significant components of the Company's deferred income tax assets and liabilities is as follows (in thousands $):
For the year ended December 31, 2024

	Dec. 31, 2023	Recognized in income	Exchange rate differences	Dec. 31, 2024
Deferred income tax assets
Stock-based compensation	7,018	691	(597)	7,112
Non-capital and capital losses	4,179	(517)	(311)	3,351
Lease liabilities and other	591	2,243	(124)	2,710
Total deferred income tax assets	11,788	2,417	(1,032)	13,173

Deferred income tax liabilities
Fund management contracts	16,839	1,597	(1,427)	17,009
Unrealized gains (losses)	958	(504)	(54)	400
Advance on unrealized carried interest	1,196	1,001	(143)	2,054
Fixed assets and other	549	2,294	(114)	2,729
Total deferred income tax liabilities	19,542	4,388	(1,738)	22,192
Net deferred income tax assets (liabilities) (1)	(7,754)	(1,971)	706	(9,019)

For the year ended December 31, 2023

	Dec. 31, 2022	Recognized in income	Exchange rate differences	Dec. 31, 2023
Deferred income tax assets
Stock-based compensation	5,768	1,090	160	7,018
Non-capital and capital losses	1,324	2,742	113	4,179
Lease liabilities and other	614	(27)	4	591
Total deferred income tax assets	7,706	3,805	277	11,788

Deferred income tax liabilities
Fund management contracts	14,796	1,445	598	16,839
Unrealized gains (losses)	(2,249)	3,197	10	958
Advance on unrealized carried interest	1,180	(12)	28	1,196
Fixed assets and other	523	177	(151)	549
Total deferred income tax liabilities	14,250	4,807	485	19,542
Net deferred income tax assets (liabilities) (1)	(6,544)	(1,002)	(208)	(7,754)
(1) Deferred tax assets of $2.9 million (December 31, 2023 - $3.1 million) and deferred tax liabilities of $11.9 million (December 31, 2023- $10.8 million) are presented on the balance sheet net by legal jurisdiction.